Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Net loss	$ (3,480)				$ (817,104)
GOOD WORKS ACQUISITION CORP [Member]
Numerator Earnings Allocable To Common Stock Subject To Possible Redemption [Abstract]
Income from investments held in Trust Account		$ 12,113				$ 49,769	$ 27,342
Less: income from investments held in Trust Account used to pay for income taxes and franchise taxes		(39,575)				(79,151)	$ (34,679)
Net loss attributable to Common stock subject to possible redemption		$ (27,462)				$ (29,382)
Denominator Weighted Average Common Stock Subject To Possible Redemption [Abstract]
Basic and diluted weighted average shares outstanding		17,000,000				16,818,439	16,723,356
Basic and diluted net loss per share, common stock subject to possible redemption (in Dollars per share)		$ 0.00				$ 0.00	$ 0.00
Numerator Net loss Minus Amount Allocable To Redeemable Common Stock And Change In Fair Value [Abstract]
Net loss		$ (1,043,472)	$ (1,015,510)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
Less: Net loss allocable to common stock subject to possible redemption		27,462				29,382	7,337
Non-redeemable net loss		$ (1,016,009)				$ (2,029,600)	$ (99,694)
Denominator Weighted Average Non Redeemable Common Stock [Abstract]
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		4,478,000				4,659,492	4,483,216
Basic and diluted net loss per share, common stock subject to possible redemption		$ (0.23)				$ (0.44)	$ (0.02)